Goodwill and Intangible Assets, Net - Summary of Changes in Consolidated goodwill (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at beginning of period	$ 206,319	$ 184,156	$ 160,544
Business combinations	1,965	0	64
Disposals, net (note 4.3)	0	(3,340)	(552)
Reclassification to assets held for sale and other current assets (notes 4.2, 4.3 and 12)	(1,804)	(9,734)	0
Impairment losses	(1,920)	0	0
Foreign currency translation effects	(9,086)	35,237	24,100
Balance at end of period	$ 195,474	$ 206,319	$ 184,156